Warrants - Summary of estimated the fair value of the warrants (Detail)	Dec. 31, 2021 yr	Mar. 29, 2021 yr	Dec. 31, 2020
Fair value of underlying series of preferred stock [Member] | Series A1 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			1.45
Fair value of underlying series of preferred stock [Member] | Series A2 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			1.54
Fair value of underlying series of preferred stock [Member] | Series A3 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			1.76
Risk-free interest rate [Member] | Series A1 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.10
Risk-free interest rate [Member] | Series A2 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.27
Risk-free interest rate [Member] | Series A3 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0.36
Expected volatility [Member] | Series A1 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			88.4
Expected volatility [Member] | Series A2 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			78.5
Expected volatility [Member] | Series A3 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			82.4
Estimated time [Member] | Series A1 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			1.05
Estimated time [Member] | Series A2 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			3.65
Estimated time [Member] | Series A3 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			4.97
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Fair value of underlying series of preferred stock [Member] | Series A1 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	6.12
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Fair value of underlying series of preferred stock [Member] | Series A2 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	6.13
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Fair value of underlying series of preferred stock [Member] | Series A3 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	6.16
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Risk-free interest rate [Member] | Common Stock Warrant Classified As Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	1.52	1.73
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Risk-free interest rate [Member] | Series A1 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.06
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Risk-free interest rate [Member] | Series A2 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.97
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Risk-free interest rate [Member] | Series A3 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	1.12
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Expected volatility [Member] | Common Stock Warrant Classified As Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	63.30	72.10
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Expected volatility [Member] | Series A1 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	87.6
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Expected volatility [Member] | Series A2 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	85.5
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Expected volatility [Member] | Series A3 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	84.9
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Estimated time [Member] | Common Stock Warrant Classified As Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	9.25	10.00
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Estimated time [Member] | Series A1 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.05
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Estimated time [Member] | Series A2 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	2.65
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Estimated time [Member] | Series A3 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.97
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Fair value of common stock | Common Stock Warrant Classified As Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	5.89	0.82